Capital Management	6 Months Ended
Jun. 30, 2024
Capital Management
Capital Management

19. Capital Management

The Company’s capital management objectives are to maintain financial flexibility to complete the research and development of a proprietary formulation of natural ingredients, vitamins, and minerals to help with liver and brain function for the purposes of quickly relieving individuals from the effects of alcohol consumption.

The Company defines capital as the aggregate of its capital stock and borrowings.

As at June 30, 2024, the Company’s share capital was $140,705,907 (December 31, 2023 – $137,778,485). The Company does not have any long-term debt. Outstanding notes payables were assumed on the acquisition of Prismic and are due on demand.

The Company manages its capital structure in accordance with changes in economic conditions. To maintain or adjust its capital structure, the Company may elect to issue or repay financial liabilities, issue shares, repurchase shares or undertake any other activities as deemed appropriate under specific circumstances. The Company is not subject to any externally imposed capital requirements.